DISCONTINUED OPERATION - Condensed Balance Sheet of professional education business (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
DISCONTINUED OPERATION
Current assets of discontinued operation	¥ 275,603
Current liabilities of discontinued operation	560,791
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Cash and cash equivalents	59,068
Restricted cash	3,520
Accounts receivable, net of allowance for credit losses-current	12,472
Amounts due from related parties	313
Prepaid expenses and others current assets	64,250
Time deposits-non current	120
Property and equipment, net	34,991
Intangible assets, net	148
Right-of-use assets	49,671
Goodwill	3,366
Long-term investments	11,859
Deferred income tax assets	18,848
Other non-current assets, net	16,977
Total assets of discontinued operation	275,603
Current assets of discontinued operation	275,603
Short-term bank loans	20,000
Accounts payable	116
Amounts due to related parties	3,596
Operating lease liabilities-current	21,872
Income taxes payable	106,944
Deferred revenue-current	265,132
Accrued expenses and other current liabilities	107,127
Deferred revenue-non current	7,363
Operating lease liabilities-non-current	25,130
Other non-current liabilities	3,511
Total liabilities of discontinued operation	560,791
Current liabilities of discontinued operation	¥ 560,791